Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation:

The accompanying condensed consolidated financial statements at June 30, 2013 and for the three-month and six-month periods ended June 30, 2013 and June 30, 2012 are unaudited. In the opinion of management, however, such statements include all normal recurring adjustments necessary to present fairly the information presented therein. The condensed consolidated balance sheet at December 31, 2012 was derived from the Company’s audited consolidated financial statements included in the 2012 Annual Report.
The accompanying condensed consolidated financial statements and these notes to condensed consolidated financial statements do not include all disclosures required by the accounting principles generally accepted in the United States of America for audited financial statements. Accordingly, these statements should be read in conjunction with our 2012 Annual Report. Results of operations for interim periods are not necessarily indicative of those that may be achieved for full fiscal years.
Certain reclassifications have been made to the June 30, 2012 statement of operations to reflect the presentation of provision for income taxes related to discontinued operations for the three-month ($28 thousand) and six-month ($55 thousand) periods ended June 30, 2012 as a component of (Benefit) provision for income taxes to conform to the June 30, 2013 presentation. Corresponding line items on the condensed consolidated statements of cash flows for the six months ended June 30, 2012 were also reclassified.

The Company has evaluated subsequent events through August 13, 2013, the date of filing this quarterly financial report.